As filed with the Securities and Exchange Commission on September 17, 2013

Securities Act File No. 333-169226 and Investment Company Act File No. 811-22468

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 15	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 18	☒

ASHMORE FUNDS

(Exact Name of Registrant as Specified in Charter)

c/o Ashmore Investment Management Limited

61 Aldwych

London WC2B 4AE

England

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 011-44-20-3077-6000

Corporation Service Company

84 State Street

Boston, MA 02109

(Name and Address of Agent for Service)

Copies to:

Alexandra Autrey	David C. Sullivan, Esq.
c/o Ashmore Investment Management Limited	Ropes & Gray LLP
61 Aldwych	Prudential Tower
London WC2B 4AE, England	800 Boylston Street
Boston, Massachusetts 02199-3600

Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☒	On September 25, 2013 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite amount of its shares of beneficial interest under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon Rule 24f-2, no filing fee is being paid at this time.

Parts A, B and C to the Registrant’s Post-Effective Amendment No. 14 to the Registration Statement under the Securities Act of 1933, as amended, (the “Securities Act”) and Amendment No. 17 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission on June 21, 2013 (the “Post-Effective Amendment”) are incorporated herein by reference.

This Post-Effective Amendment No. 15 is filed to extend the effective date of Post-Effective Amendment No. 14 to September 25, 2013. This Post-Effective Amendment No. 15 relates only to the Class A, Class C and Institutional Class Shares of the Ashmore Emerging Markets Frontier Equity Fund of the Registrant. This Post-Effective Amendment No. 15 does not supersede or amend disclosure in the Trust’s Registration Statement relating to any other series or shares of the Registrant.

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)	Articles of Incorporation.

(1)	Agreement and Declaration of Trust of the Registrant (1).

(2)	Amended & Restated Agreement and Declaration of Trust of the Registrant, dated as of November 16, 2010 (2).

(b)	By-laws.

(1)	By-laws of the Registrant (1).

(2)	Amended & Restated Bylaws of the Registrant, dated as of November 16, 2010 (2).

(c)	Instruments Defining Rights of Securities Holders.

(1) Article III (Shares) and Article V (Shareholders’ Voting Powers and Meetings) of the Amended & Restated Agreement and Declaration of Trust.

(2) Article 9 (Sale of Shares; Uncertificated Shares and Share Certificates) of the Amended & Restated By-laws.

(d)	Investment Advisory Contracts.

(1) Form of Investment Management Agreement between Ashmore Investment Management Limited (“Ashmore”) and the Registrant (2).

(i) Revised Schedule A to the Investment Management Agreement between Ashmore and the Registrant (4).

(ii) Revised Schedule A to the Investment Management Agreement between Ashmore and the Registrant (5).

(iii) Revised Schedule A to the Investment Management Agreement between Ashmore and the Registrant – to be filed by amendment.

(2) Form of Expense Limitation Agreement between Ashmore and the Registrant (2).

(3) Form of Amended and Restated Expense Limitation Agreement between Ashmore and the Registrant (3).

(i) Revised Schedule A to the Amended and Restated Expense Limitation Agreement between Ashmore and the Registrant (4).

(ii) Revised Schedule A to the Amended and Restated Expense Limitation Agreement between Ashmore and the Registrant (5).

(iii) Revised Schedule A to the Amended and Restated Expense Limitation Agreement between Ashmore and the Registrant (6).

(iv) Revised Schedule A to the Amended and Restated Expense Limitation Agreement between Ashmore and the Registrant – to be filed by amendment.

(4) Form of Sub-Advisory Agreement between Ashmore and Ashmore EMM, L.L.C (4).

(i) Revised Schedule A to the Sub-Advisory Agreement between Ashmore and Ashmore EMM, L.L.C. (5).

(ii) Revised Schedule A to the Sub-Advisory Agreement between Ashmore and Ashmore EMM, L.L.C. – to be filed by amendment.

(e)	Distribution Contracts.

(1) Distribution Contract dated December 2, 2010 between Ashmore Investment Management (US) Corporation (the “Distributor”) and Registrant (3).

(2) Form of Amended and Restated Distribution Contract between the Distributor and Registrant (3).

(i) Revised Schedules A and B to the Amended and Restated Distribution Contract between the Distributor and the Registrant (4).

(ii) Revised Schedules A and B to the Amended and Restated Distribution Contract between the Distributor and the Registrant (5).

(iii) Revised Schedules A and B to the Amended and Restated Distribution Contract between the Distributor and the Registrant – to be filed by amendment.

(3) Form of Selected Dealer Agreement (3).

(f)	Not applicable.

(g)	Custody Agreements.

(1) Form of Custody Agreement between The Northern Trust Company and the Registrant (2).

(2) Revised Schedule B to the Custody Agreement between The Northern Trust Company and the Registrant (4).

(3) Revised Schedule B to the Custody Agreement between The Northern Trust Company and the Registrant (5).

(4) Revised Schedule B to the Custody Agreement between The Northern Trust Company and the Registrant – to be filed by amendment.

(h)	Other Material Contracts.

(1) Form of Fund Administration and Accounting Services Agreement between The Northern Trust Company and the Registrant (2).

(2) Form of Amended and Restated Fund Administration and Accounting Services Agreement between The Northern Trust Company and the Registrant (3).

(3) Form of Second Amended and Restated Fund Administration and Accounting Services Agreement between The Northern Trust Company and the Registrant (4).

(4) Form of Transfer Agency and Service Agreement between The Northern Trust Company and the Registrant (2).

(5) Form of Amended and Restated Transfer Agency and Service Agreement between The Northern Trust Company and the Registrant (3).

(i) Revised Schedule A to the Amended and Restated Transfer Agency and Service Agreement between The Northern Trust Company and the Registrant (4).

(ii) Revised Schedule A to the Amended and Restated Transfer Agency and Service Agreement between The Northern Trust Company and the Registrant (5).

(iii) Revised Schedule A to the Amended and Restated Transfer Agency and Service Agreement between The Northern Trust Company and the Registrant – to be filed by amendment.

(i)	Opinion and Consent of Counsel (2)(4)(5).

(j)	Consent of Independent Registered Public Accounting Firm.

(k)	Not applicable.

(l)	Form of Initial Capital and Subscription Agreement (2)(4)(5).

(m)	Distribution and Servicing Plans.

(1) Form of Distribution and Servicing Plan for Class A Shares (3).

(2) Form of Distribution and Servicing Plan for Class C Shares (3).

(n)	Multi-Class Plan of Registrant (3).

(1) Amended and Restated Multi-Class Plan of Registrant (5).

(o)	Reserved.

(p)	Codes of Ethics.

(1) Code of Ethics of the Registrant (2).

(2) Code of Ethics of Ashmore (2).

(i) Revised Code of Ethics of Ashmore, dated December 7, 2011 (6).

(ii) Revised Code of Ethics of Ashmore, dated November 27, 2012 (7).

(3) Code of Ethics of the Distributor (3).

(4) Code of Ethics of Emerging Markets Management, L.L.C. (4).

(i) Revised Code of Ethics of AshmoreEMM, L.L.C., dated January 1, 2012 (6).

(ii) Revised Code of Ethics of AshmoreEMM, L.L.C. (7).

(q)	Powers of Attorney.

(1) Power of Attorney for Yeelong Balladon (2).

(2) Power of Attorney for Michael Chamberlin (7).

(3) Power of Attorney for George Gorman (2).

(4) Power of Attorney for George Grunebaum (2).

(5) Power of Attorney for Martin Tully (2).

(1)	Incorporated by reference to Registrant’s Initial Registration Statement on Form N-1A, file no. 333-169226, filed September 3, 2010.
(2)	Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Initial Registration Statement on Form N-1A, file no. 333-169226, filed November 23, 2010.
(3)	Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant’s Initial Registration Statement on Form N-1/A, file no. 333-169226, filed on December 23, 2010.
(4)	Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant’s Initial Registration Statement on Form N-1/A, file no. 333-169226, filed on June 15, 2011.
(5)	Incorporated by reference to Post-Effective Amendment No. 8 to the Registrant’s Initial Registration Statement on Form N-1/A, file no. 333-169226, filed on September 30, 2011.
(6)	Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant’s Initial Registration Statement on Form N-1/A, file no. 333-169226, filed on February 28, 2012.
(7)	Incorporated by reference to Post-Effective Amendment No. 12 to the Registrant’s Initial Registration Statement on Form N-1/A, file no. 333-169226, filed on February 28, 2013.

Item 29. Persons Controlled by or Under Common Control with the Registrant

Not applicable

Item 30. Indemnification

Reference is made to Article VII of Registrant’s Amended & Restated Agreement and Declaration of Trust which is attached herewith. In addition, the Trust will maintain a trustees and officers liability insurance policy under which the Trust and its trustees and officers will be named insureds. Ashmore plc, the parent company of Ashmore Investment Management Limited, maintains a directors and officers liability insurance policy under which directors and officers of Ashmore plc and its subsidiaries are named insureds.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the “SEC”) such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

A description of the business of Ashmore Investment Management Limited, the investment adviser of the Funds of the Registrant (the “Manager”), is set forth under the captions “Management of the Funds” in the prospectuses and “The Investment Manager” in the statements of additional information, all forming part of this Registration Statement.

A description of the business of Ashmore EMM, L.L.C., the subadviser of Ashmore Emerging Markets Equity Fund and Ashmore Emerging Markets Small-Cap Equity Fund (the “Subadviser”), is set forth under the captions “Management of the Funds” in the prospectuses and “The Subadviser” in the statements of additional information, all forming part of this Registration Statement.

The directors, officers, and partners of the Manager and of the Subadviser, have been engaged during the past two fiscal years in no business, profession, vocation or employment of a substantial nature other than as directors, officers, or partners of the Manager or certain of its affiliates or the Subadviser or certain of its affiliates, as applicable. The address of the Manager is 61 Aldwych, London WC2B 4AE, England. The address of the Subadviser is 1001 19th Street North, 17th Floor, Arlington, Virginia 22209.

Item 32. Principal Underwriter

(a)	Ashmore Investment Management (US) Corporation, the Distributor, serves as principal underwriter of shares for the Registrant. The Distributor is an affiliate of Ashmore, the Registrant’s investment manager. The Distributor does not currently serve as principal underwriter for any registered investment companies other than the Registrant.

(b)

Name and Principal Business Address*	Positions and Offices with Principal Underwriter	Positions and Offices with Registrant
George Grunebaum	Chief Executive Officer, Supervisory Principal and Director	Trustee, President and Chief Executive Officer

Christopher Tsutsui	Chief Financial Officer, Financial Operations Principal	Treasurer and Principal Financial and Accounting Officer

Ted Smith	Supervisory Principal and Director	None

Brian Walker	Chief Compliance Officer	None

Graeme Dell	Director	None

*	Principal business address for all individuals listed is 122 E. 42nd Street, New York, New York 10168

(c)	The Registrant has no principal underwriter that is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 33. Location of Accounts and Records

The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of Ashmore Investment Management Limited, located at 61 Aldwych, London WC2B 4AE, England and 122 East 42nd Street, Floor 50, New York, New York 10168-0002, the offices of Ashmore EMM, L.L.C., located at 1001 19th Street North, 17th Floor, Arlington, Virginia 22209, and/or the offices of The Northern Trust Company, located at 801 S. Canal Street C5S, Chicago, IL 60607.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

None.

NOTICE

A copy of the Agreement and Declaration of Trust of the registrant (the “Trust”), together with all amendments thereto, is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees or officers of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York on the 17th day of September 2013.

By:	/s/ George Grunebaum
Name:	George Grunebaum
Title:	President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed on September 17, 2013 by the following persons in the capacities indicated:

Signature	Title	Date

/s/ George Grunebaum George Grunebaum	Trustee, President & Chief Executive Officer	September 17, 2013

/s/ Chris Tsutsui Chris Tsutsui	Treasurer and Principal Financial and Accounting Officer	September 17, 2013

Yeelong Balladon* Yeelong Balladon	Trustee

Michael Chamberlin* Michael Chamberlin	Trustee

George Gorman* George Gorman	Trustee

Martin Tully* Martin Tully	Trustee

*By:	/s/ Chris Tsutsui
Chris Tsutsui Attorney-In-Fact
Date:	September 17, 2013